Share-based compensation - Dividend equivalent rights - Summary of awards (Details) - $ / shares										3 Months Ended
	Mar. 04, 2021	Mar. 04, 2020	Nov. 04, 2019	Mar. 07, 2019	Apr. 04, 2018	Jan. 15, 2016	Mar. 06, 2015	Sep. 01, 2014	Mar. 12, 2014	Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Valuation Method	Black-Scholes	Black-Scholes		Black-Scholes	Black-Scholes	Monte Carlo	Monte Carlo	Monte Carlo	Monte Carlo
Dividend equivalent rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)			1,146,517							0
Service Period			2 years
Granted during the period, Weighted average fair value at grant date			$ 0.49							$ 0
Dividend Yield (as a percent)			2.93%
Risk-free rate of Return (as a percent)			2.06%
Expected Volatility (as a percent)			30.22%
Valuation Method			Monte Carlo